Income Taxes (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Net operating losses	$ 8,927,213	$ 445,673
Research and development tax credit	30,429	22,086
Nonqualified stock options	334,519	2,351
Equipment	1,256	668
Goodwill	14,088
Bad debts	120,608
Accrued expenses and other	425,327
Business interest expense		983
Gross deferred tax assets	9,853,440	471,761
Valuation allowance	(9,728,975)	(418,227)
Net deferred tax assets	124,465	53,534
Deferred tax liabilities
Intangible assets	(130,023)	(35,985)
Goodwill		(21,935)
Deferred tax liabilities	(130,023)	(57,920)
Net deferred tax liability	$ (5,558)	$ (4,386)